Selected Quarterly Financial Data (Summary Of Certain Quarterly Financial Data) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended			24 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest and dividend income	$ 146,043	$ 137,397	$ 132,194	$ 129,434	$ 130,161	$ 121,875	$ 122,937	$ 121,216	$ 545,068	$ 496,189	$ 473,572
Interest expense	27,791	26,973	27,485	27,393	28,644	29,938	31,377	33,485	109,642	123,444	144,488
Net interest income	118,252	110,424	104,709	102,041	101,517	91,937	91,560	87,731	435,426	372,745	329,084
Provision for loan losses	9,250	13,750	13,750	13,750	17,000	16,000	19,000	13,000	50,500	65,000	75,500	2,100
Net interest income after provision for loan losses	109,002	96,674	90,959	88,291	84,517	75,937	72,560	74,731	384,926	307,745	253,584
Non-interest income	7,453	9,491	9,538	10,089	10,472	12,705	10,580	10,355	36,571	44,112	29,169
Non-interest expenses	71,859	60,831	56,897	56,124	59,459	48,217	44,876	54,455	245,711	207,007	157,586
Income before income tax expense	44,596	45,334	43,600	42,256	35,530	40,425	38,264	30,631	175,786	144,850	125,167
Income tax expense	17,089	16,053	15,524	15,089	14,159	15,936	14,292	11,696	63,755	56,083	46,281
Net income	$ 27,507	$ 29,281	$ 28,076	$ 27,167	$ 21,371	$ 24,489	$ 23,972	$ 18,935	$ 112,031	$ 88,767	$ 78,886
Basic and diluted earnings per common share	$ 0.24	$ 0.27	$ 0.26	$ 0.25	$ 0.20	$ 0.23	$ 0.22	$ 0.18